Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loan Origination Commitments [Member]
Contractual obligations	$ 10,184	$ 17,593
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	15,181	14,569
Standby Letters of Credit [Member]
Contractual obligations	$ 38	$ 83